Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2009	2010	2011
Domestic Income/(loss) (Marshall Islands)	(370,007)	174,794	190,940
Foreign Income/ (Loss)	498,558	(19,597)	(68,214)

Total income before taxes	$128,551	$155,197	$122,726

Income Tax Expense Statutory Tax Rate [Table Text Block]
	Year Ended December 31,
	2009	2010	2011

Current Tax expense	$12,797	$20,227	$27,637
Deferred Tax expense / (benefit)	0	209	(209)
Income taxes	12,797	$20,436	$27,428

Effective tax rate	10%	13%	21%

Schedule Reconciliation Total Tax Expense [Table Text Block]
	Year Ended December 31,
	2009	2010	2011
Change in valuation allowance	(93,358)	(14,922)	(41,870)
Differences in tax rates	138,865	14,177	(3,288)
Effect of permanent differences	21,317	40	2
Adjustments in respect to current income tax of previous years	0	281	(766)
Effect of exchange rate differences	(65,472)	1,465	(3,318)
Withholding tax	11,445	19,395	26,132
Loss of tax loss carry forward because of liquidation	0	0	50,536

Total	$12,797	$20,436	$27,428

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2010	2011
Deferred tax assets
Net operations loss carry forward	$49,707	$8,015
Accrued expenses	944	0
Accelerated depreciation of assets	8	31
Pension	157	713

Total deferred tax assets	$50,816	$8,759

Less: valuation allowance	(50,630)	(8,759)
Total deferred tax assets, net	186	0

Deferred tax liabilities
Depreciation and amortization	$(395)	$0

Total deferred tax liabilities	$(395)	$0

The amounts above are reflected in the Consolidated Balance Sheet as follows:
Net deferred tax assets/ (liability)	$(209)	$0

Long-term net deferred tax assets (liabilities)	$(209)	$0